Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [abstract]
Cash of acquired businesses at acquisition date	£ 7	£ 10	£ 3